Shareholder Report, Average Annual Return (Details) 194909_Aristotle Small Cap Equity Fund_Class I-2_TSR Annual {Class I-2}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Average Annual Return, Percent	10.32%	2.48%	7.61%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	25.72%	3.77%	9.88%